Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to the fair value of certain financial instruments and share-based compensation. See Notes 13, 15 and 17, respectively.

Foreign Currency Translation
c.	Foreign Currency Translation

The Company’s and its subsidiaries in US, Germany and China revenues are generated mainly in U.S. dollars. In addition, a substantial portion of the Company’s’ operational costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar. The functional currency of Vision is Euro, as Euro is the currency of the primary economic environment in which the operations of Vision and its subsidiaries are conducted and almost all of Vision’s operational expenses, as well as its financing are in Euro.

Transactions and balances, related to the Company’s and its subsidiaries in US, Germany and China, originally denominated in U.S. dollars are presented at their original amounts. Balances in non- U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions — exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

The financial statements of Vision and its subsidiaries are included in the consolidated financial statements, translated into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at yearly average exchange rates during the year. Differences resulting from translation of assets and liabilities are presented as other comprehensive loss.

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents and restricted cash
e.	Cash and cash equivalents and restricted cash

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal due to funding agreements. The Company has presented restricted cash separately from cash and cash equivalents in the consolidated balance sheets. The Company includes its restricted bank deposits in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the combined statement of cash flows.

Restricted long-term bank deposits
f.	Restricted long-term bank deposits

Restricted bank deposits with maturity dates of more than one year are included in restricted long-term bank deposits. Long-term bank deposits are denominated in NIS. The interest rates on the Company’s deposits range between 0.05%-3.7%. As of December 31, 2024 and 2023, the Company had a lien on the Company’s bank deposits in respect of bank guarantees granted and in order to secure the lease agreements.

Investments in marketable securities
g.	Investments in marketable securities

The Company’s investments in marketable equity securities are recorded at fair value with changes in fair value recognized in financial income (expense), net in the consolidated statements of operations.

Derivatives
h.	Derivatives

The Company recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at their respective fair values. All gains and losses associated with derivatives are reported as financial income (expenses), net in the accompanying consolidated statements of operations.

Inventories
i.	Inventories

Inventories are stated at the lower of cost or net realizable value. The Company determines the cost of inventory using the weighted average cost method. Inventory costs consist of materials, direct labor, overhead and IP amortization. The Company periodically reviews its inventory levels and writes down inventory that is expected to expire prior to being sold, inventory in excess of expected sales requirements and inventory that fails to meet commercial sale specifications, with a corresponding charge to cost of sales. For further details see Note 5.

Property and equipment
j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation and amortization.

The Group’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful lives.

Annual rates of depreciation are as follows:

Computers and electronic equipment	3 years
Laboratory equipment	14-15 years
Office furniture and equipment	3-17 years Mainly 3 years
Production lines, industrial fixtures, equipment and tooling	2-15 years Mainly 10 years
Vehicles	6.25 years
Demonstration equipment	4-5 years

Leasehold improvements are amortized by the straight-line method over the expected lease term, which is shorter than the estimated useful life of the improvements.

Depreciation of property under construction begins when it is available for use, that is when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

Intangible assets
k.	Intangible assets

The Company’s intangible assets originated primarily from the acquisition of Vision (see Note 3), the RFI acquisition (see Note 6) and the agreement with Resonac Corporation – IP (see Note 8).

Intangible assets acquired in a business combination and intangible asset related to completed projects purchased in asset acquisitions are accounted for pursuant to Accounting Standard Codification (“ASC”) 350, Intangibles — Goodwill and Other.

Intangible assets are amortized using a straight-line amortization over their estimated useful lives.

Annual rates of amortization rates are as follows:

Exclusivity right	4 years
Technology & IP	5-7 years
Customer relationships	15 years

Amortization of customer relationships and exclusivity right are presented under depreciation and amortization operating expenses. Amortization of technology and IP is allocated between costs of revenues and operating expenses.

Goodwill
l.	Goodwill

Goodwill reflects the excess of the consideration transferred, including the fair value of any contingent consideration over the assigned fair values of the identifiable net assets acquired.

The Company allocates goodwill to its reporting units based on the reporting unit expected to benefit from the business combination. The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

ASC 350, “Intangibles - Goodwill and other” (“ASC 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired. The Company tests its goodwill for impairment every calendar year end. ASC 350 allows an entity to first assess qualitative factors to determine whether a quantitative goodwill impairment test is necessary. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative goodwill impairment test. The quantitative assessment compares the fair value of the reporting unit to its carrying value, including goodwill.

An interim goodwill impairment test may be required in advance or after of the annual impairment test if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. As of December 31, 2024, no such events occurred.

Impairment of long-lived assets
m.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances indicate the carrying amount may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

For the years ended December 31, 2024 and 2023, the Company did not recognize an impairment loss for its long-lived assets.

Trade Receivables
n.	Trade Receivables

Trade receivables are presented in the Company’s consolidated balance sheets net of allowance for expected credit losses. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing trade receivables considering current market conditions and supportable forecasts when appropriate. Changes in the allowance for expected credit losses are recognized in general and administrative expenses.

Transfers of receivables
o.	Transfers of receivables

Vision has agreements with an unrelated third party (a factor) for factoring of specific accounts receivable. The factoring terms includes full recourse to the Company. Therefore, the Company bears the risk of non-payment by the customer for any reason.

The factoring is not treated as a sale in accordance with ASC 860 “Transfers and Servicing” but as a secured borrowing. Such borrowings are presented as short-term loans.

The Company reports the cash flows attributable to the sale of receivables to third parties and the cash receipts from collections made on behalf of and paid to third parties, on a gross basis as trade accounts receivables in cash flows from operating activities and payment of loans in cash flow from financing activities in the Company’s consolidated statement of cash flows.

As of December 31, 2024, Vision has balance of factoring arrangement against approximately $13,184 of accounts receivable.

Concentration of credit risks
p.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, bank deposits, marketable securities and accounts receivables. The Company deposits cash and cash equivalents mostly with a single highly rated financial institution. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

For the year ended December 31, 2024, and 2023, the Company’s largest customer represented 9.3% and 9.3% of product revenue and 13.5% and 6.9% of accounts receivable, net, respectively. Most of the Company’s revenues from these customers were in the Aeronautics segment.

Leases
q.	Leases

Accounting Standard Update (“ASU”) No. 2016-02, Leases (Topic 842), requires lessees to record assets and liabilities on the balance sheet for all leases. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement.

Under Topic 842, the Company determines if an arrangement is a lease at inception. Upon initial recognition, the Company recognized a liability at the present value of the lease payments to be made over the lease term, and concurrently recognized a right of use (“ROU”) asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

The lease term for all the Company’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise.

The subsequent measurement depends on whether the lease is classified as finance lease or an operating lease.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria.

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is recognized and presented separately from interest expense on the lease liability.

For operating leases, the ROU asset is subsequently measured at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent and any unamortized initial direct costs. Operating lease expense is recognized on a straight-line basis over the lease term.

Operating lease ROU assets are presented as operating lease right of use assets on the consolidated balance sheet. Operating lease liabilities are presented separately from other liabilities. Finance lease ROU assets are included in property and equipment. Finance lease liabilities are presented separately from other liabilities in the consolidated balance sheet.

Contingencies
r.	Contingencies

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonably estimated, then the reasonably estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be reasonably estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.

Share-based compensation
s.	Share-based compensation

The Company’s employees’, subcontractors’ and directors’ share-based payment awards are classified as equity awards. The Company accounts for these awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period using the straight-line method. Forfeitures are recognized as they occur. The Company accounts for its advisors’ equity classified share-based payment in a similar manner.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method based on the multiple-option award approach.

Employee rights upon retirement
t.	Employee rights upon retirement

The Company is required to make severance payments upon dismissal of an employee or upon termination of employment in certain circumstances. In accordance with the current employment terms with all of its employees (Section 14 of the Israeli Severance Pay Law, 1963) located in Israel, the Company makes regular deposits, at a rate of 8.33% of their monthly salary, with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full retirement benefit obligation.

The Company is relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected on the Company’s consolidated balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies.

The amounts of severance payment expenses were $707 and $592 and for the years ended December 31, 2024 and 2023, respectively.

In France, Vision has a noncontributory defined benefit pension plan covering substantially all employees upon their retirement. The benefits are based on years of service and the level of compensation during the last year. The provision for retirement benefits on December 31, 2023 and 2024 represents an accrual for lump-sum payments to be paid at the time an employee retires if he or she is still employed by the company at the date of retirement. See note 11 for further details.

Revenue from Contract with Customer [Policy Text Block]
u.	Revenue recognition

The Company accounts for its revenue under ASC Topic 606, Revenue from Contracts with Customers. In accordance with ASC Topic 606, the Company recognizes revenues when its customers obtain control of its product for an amount that reflects the consideration it expects to receive from its customers in exchange for that product. To determine revenue recognition for contracts that are determined to be in scope of ASC Topic 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once the contract is determined to be within the scope of ASC Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when such performance obligation is satisfied.

The Company’s main revenue generating activity is the sale of films (a technology that adjusts the amount of light that goes through glass surfaces) and glass surfaces combined with films. The Company’s LCG® technologies include a variety of Polymer Dispersed Liquid Crystal (PDLC) based films and Suspended Particle Device (SPD) based film, both available in rolls or custom cut-to-fit sheets. These goods are provided with an assurance-type warranty. In some contracts, the Company also provides training services to its customers shortly after the delivery of the goods, which gives rise to a separate performance obligation.

Vision’s primary source of revenue is sales of product in the transportation market. Vision provides assurance type warranties for all of its products. Also, Vision grants limited rights of return for its products. The Company estimates future product returns upon sale, based on Vision’s historical return trends, by the customer and by product and other relevant information. Estimated returns reduce revenue and cost of goods sold.

Revenue from the sale of goods is generally recognized at a point in time, upon transfer of control over the goods. According to the Company’s shipment terms, control over the Company’s products is generally transferred upon delivery of the goods to the customer’s premise. Thus, shipping and handling are accounted for as fulfilment activities. For a small number of contracts, revenue is recognized over time because of the Company’s enforceable right to payment for performance completed to date on customized products for which the Company has no alternative use.

According to the Company’s payment terms, its customers generally pay 50% of consideration up-front with the remaining upon delivery while some customers have different payments terms such as 30-60 days from the invoice date. Vision’s payment terms generally include a payment requirement within 30 to 60 days after a performance obligation has been satisfied. Due to the short time period between payment and delivery, the Company does not have any contracts for the provision of goods that result in the material contract assets and contract liabilities.

Taxes levied by government authorities on revenue-bearing transactions that are collected by the Company from a customer, are excluded from the transaction price.

The Company applies the practical expedient in ASC 606-10-65-1 and does not adjust the transaction price for the effects of a significant financing component when a customer pays for a good within one year or less. Also, as permitted by ASC 606, the Company does not disclose information on unearned revenue for binding contracts and purchase orders for a period of one year or less.

Cost of revenues
v.	Cost of revenues

Cost of revenue consists of raw materials used in production line for the Company’s end product, shipping and handling costs, salary of headcount related to production, employee-related expenses and overhead expenses of internal assembly line, service costs, depreciation of production equipment and amortization of technology. Cost of revenues also consists of royalties to the Israel Innovation Authority, see Note 11(a).

Research and development costs
w.	Research and development costs

Research and development costs are charged to the statement of operations as incurred. Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. The Company receives royalty-bearing grants, which represents participation of the Israel Innovation Authority in approved programs for research and development, see Note 11(a). These grants are recognized as a reduction of research and development expenses as the related costs are incurred.

Research credit tax granted by the French Government is recognized when the tax credit becomes receivable, provided there is reasonable assurance that the Vision will comply with the conditions attributed to this credit and there is reasonable assurance the credit will be received. The tax credit is deducted from the research and development expenses as the applicable costs are incurred.

Advertising expenses
x.	Advertising expenses
Advertising costs are expensed as incurred and were approximately $456 and $323 for the years ended December 31, 2024 and 2023, respectively.
Income taxes
y.	Income taxes:
1)	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

2)	Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Loss per share
z.	Loss per share

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

For periods before the IPO, the Company computed net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its redeemable convertible preferred shares to be participating securities as the holders of the redeemable convertible preferred shares were entitled to dividends that could have been distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all redeemable convertible preferred shares into ordinary shares. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented prior to IPO was not allocated to the Company’s participating securities.

Comprehensive loss
aa.	Comprehensive loss

Comprehensive loss includes currency translation adjustments, net actuarial gain (loss) on employee benefit obligations and changes in fair value of certain financial liabilities attributed to own credit risk.

Fair value measurement
bb.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.
Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial instruments issued
cc.	Financial instruments issued

When the Company issued preferred shares, it considered the provisions of ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) in order to determine whether the preferred share should be classified as a liability. If the instrument was not within the scope of ASC 480, the Company further analyzed the instrument’s characteristics in order to determine whether it should be classified within temporary equity (mezzanine) or within permanent equity in accordance with the provisions of ASC 480-10-S99. The Company’s redeemable convertible preferred shares were not mandatorily or currently redeemable. However, they included a liquidation or Deemed Liquidation events that would constitute a redemption event that is outside of the Company’s control. As such, all shares of redeemable preferred shares had been presented outside of permanent equity.

When the Company issues other freestanding instruments, the Company first analyzes the provisions of ASC 480 in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of ASC 815-40 in order to determine whether the instrument should be classified within equity or classified as an asset or liability, with subsequent changes in fair value recognized in the statements of operations in each period. The Company’s issued financial instruments that were convertible to preferred shares were in the scope of ASC 480.

Warrants to purchase Ordinary Shares are not within the scope of ASC 480, and as such the Company further analyzes the provisions of ASC 815-40 in order to determine whether the contract should be classified within equity or classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period.

Under ASC 815-40, contracts that are not indexed to the Company’s own stock are classified as liabilities recorded at fair value. This liability is subject to re-measurement at each balance sheet date until the private warrants are exercised or expire, or upon reassessment of classification.

The Company reassesses the classification of a contract over its own equity under the guidance above at each balance sheet date. If classification changes as a result of events during the reporting period, the Company reclassifies the contract as of the date of the event that caused the reclassification. When a contract over own equity is reclassified from a liability to equity, gains or losses recorded to account for the contract at fair value during the period that the contract was classified as a liability are not reversed, and the contract is marked to fair value immediately before the reclassification.

Upon the closing of the IPO, warrants outstanding, other than warrants issued to an Israeli bank, were reclassified to equity (see Note 16). Warrants issued to an Israeli bank may be settled for cash under certain circumstances and are not indexed to the Company’s equity.

Loans and Convertible Loans issued
dd.	Loans and Convertible Loans issued

Under the Fair Value Option Subsection of ASC Subtopic 825-10, Financial Instruments – Overall (“ASC 825”), the Company has an irrevocable option to designate certain financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in the statement of operations. Changes in fair value do not include accrued interest on debt instruments. Any changes in the fair value of liabilities resulting from changes in instrument-specific credit risk are reported in other comprehensive loss. The Company separately measures changes attributed to instrument-specific credit risk by calculating the difference between the overall change in the fair value of the instrument and the change attributed to fluctuations in the relevant risk-free benchmark rate.

The Company elected the fair value option for its CLAs and for its NPA, as defined in Note 15. The Company also elected the fair value option for its Facility Loans and 2024 NPA, see Note 9.

Debt modifications
ee.	Debt modifications

When the Company modifies the terms of its debt, it determines whether to account for these modifications as troubled debt restructuring. For modifications that are not trouble debt restructuring, it goes on to determine whether to account for these modifications as debt modifications or debt extinguishments. As part of the assessment, the Company determines whether the amended terms are substantially different, defined as the present value of the remaining cash flows after amendment differ by at least 10% of those prior to the amendment.

Contingent consideration for business combination
ff.	Contingent consideration for business combination

Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of its fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under other assets impairments, restructuring and other items.

Share split
gg.	Share split

On May 28, 2024, the board of directors approved a forward share split (the “Share Split”), that was approved by the shareholders and became effective on May 28, 2024. The Share Split results in a four point four -for-one (4.390914:1) share split of the Company’s Preferred and Ordinary shares. No fractional shares were issued in connection with the Share Split. These financial statements have been adjusted retrospectively for the Share Split.

Newly issued and recently adopted accounting pronouncements
hh.	Newly issued and recently adopted accounting pronouncements:

The Company qualifies as an emerging growth company (“EGC”) as defined under the Jumpstart Our Business Startups Act (the “JOBS Act”). Using exemptions provided under the JOBS Act for EGCs, the Company has elected to defer compliance with new or revised ASUs until it is required to comply with such updates, which is generally consistent with the adoption dates of private companies.

Recently Adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this ASU in 2024 (See Note 4). The amendments were applied retrospectively to all prior periods presented in the financial statements.

Recent Accounting Guidance Issued:

1)	In June 2022, the FASB issued ASC 2022-03 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring its fair value. The ASU also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The ASU also introduces new disclosure requirements for equity securities subject to contractual sale restrictions. As an Emerging Growth Company, the ASU is effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the effect that ASU 2022-03 will have on its consolidated financial statements and related disclosures.
2)	In December, 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU will be effective for fiscal years beginning after December 15, 2025, and allows adoption on a prospective basis, with a retrospective option. The Company is in the process of assessing the impacts and method of adoption.
3)	In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, SG&A and research and development). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.